Fair Value Measurements: (Tables)	9 Months Ended
Sep. 30, 2015
Fair Value Measurements: (Tables) [Abstract]
Accounting Standards Codification ("ASC") 820

Accounting Standards Codification ("ASC") 820 establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels: Level 1 inputs are quoted prices in active markets for identical assets or liabilities, Level 2 inputs are inputs other than quoted prices included within Level 1 that are directly or indirectly observable for the asset or liability and Level 3 inputs are unobservable inputs for the asset or liability that reflect the entity's own assumptions.

	Fair value September 30, 2015	Level 1	Level 2	Level 3
Marketable securities	$178,263	$178,263	$-	$-
Convertible notes and interest notes	$33,916,976	$-	$33,916,976	$-

	Fair value December 31, 2014	Level 1	Level 2	Level 3
Marketable securities	$175,541	$175,541	$-	$-
Convertible notes and interest notes	$37,408,241	$-	$37,408,241	$-